Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements of WiLAN include the accounts of WiLAN and its wholly owned subsidiaries. All inter-company transactions and balances have been eliminated in the consolidated financial statements.

Estimates and Assumptions

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the years. Actual results could differ from those estimates. The significant accounting policies contained herein include estimates and assumptions with respect to best estimate of selling price, determination of discount rates, recoverability of deferred tax assets, determination of indicators of impairment assessment and related impairment assessments, initial estimate of risk of concessions, timing of payments related to patent finance obligations, and the assumptions used in determining the fair value of stock options granted.

Income Taxes

Income Taxes

The Company uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities are determined based on the difference between the accounting and tax bases of the assets and liabilities and measured using the substantively enacted tax rates that are expected to be in effect when the differences are estimated to be reversed. In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of deferred income tax assets is dependent upon the generation of sufficient future taxable income during the periods prior to the expiration of the associated tax attributes.

Cost of Revenue

Cost of Revenue

Cost of revenue includes patent licensing expenses, royalty obligations, staff costs (including stock-based compensation) and other costs incurred in conducting license negotiations as well as litigation, the expenses related to the management of the patent portfolio, contingent partner payments and legal fees and amortization expense related to acquired patents, which are expensed as incurred.

Research and Development ("R&D")

Research and Development (“R&D”)

R&D includes engineering expenses, staff costs (including stock-based compensation) and certain external consultants related to the development efforts, which are expensed as incurred.

Computation of Earnings (Loss) Per Share

Computation of Earnings (Loss) Per Share

Basic earnings/loss per share is computed using the weighted average number of common shares outstanding during the year. Diluted earnings/loss per share is computed using the treasury stock method.

Foreign Currency Translation

Foreign Currency Translation

The Company’s functional currency is the U.S. dollar; monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date. Revenue and expenses are translated at the average rate for the period. The gains and losses from foreign currency denominated transactions are included in foreign exchange gain/loss in the consolidated statement of operations and comprehensive earnings.

The Company enters into foreign exchange forward contracts, from time to time, to manage its exposure to currency rate fluctuations related primarily to future cash inflows and outflows of Canadian dollars. The Company does not hold or issue derivative financial instruments for trading or speculative purposes and it has chosen not to designate them as hedges. Therefore these contracts must be fair valued each quarter. The resulting gain or loss on the valuation of these financial instruments is included in foreign exchange gain/loss in the consolidated statement of operations and comprehensive earnings.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents comprise cash in bank accounts, term deposits and Guaranteed Investment Certificates (“GICs”) with maturities of three months or less at the date of the investment.

Short Term Investments

Short-term Investments

Short-term investments are designated as “held to maturity” and accounted for at amortized cost using the effective interest rate method. Short-term investments comprise GICs with maturities of one-year or less at the date of investment and their carrying value approximates their fair value.

Loan Receivable	Loan Receivable The loan receivable is accounted for at amortized cost using the effective interest rate method.
Property and Equipment

Property and Equipment

Furniture and equipment is carried at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets as follows:

Leasehold improvements	term of the lease
Computer equipment and software	3 years
Furniture and equipment	5 years

Patents

Patents

Patents include patents and patent rights (hereinafter, collectively “patents”) and are carried at cost less accumulated amortization. Amortization is calculated on the straight-line basis over the estimated useful life or the remaining term of the patent (up to 20 years), whichever is less.

Impairment of Long-Lived Assets

Impairment of long-lived assets

The Company reviews long-lived assets ("LLA") such as property and equipment and patent asset groups for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset or asset group may not be recoverable. These events and circumstances may include significant decreases in the market price of an asset or asset group, significant changes in the extent or manner in which an asset or asset group is being used by the Company or in its physical condition, a significant change in legal factors or in the business climate, a history or forecast of future operating or cash flow losses, significant disposal activity, a significant decline in the Company's share price, a significant decline in revenues or adverse changes in the economic environment.

When significant indicators of impairment exist, LLA impairment is tested using a two-step process. The Company performs a cash flow recoverability test as the first step, which involves comparing the estimated undiscounted future cash flows for the asset group to the carrying amount of the asset group. If the net cash flows of the asset group exceed its carrying amount, the asset group is not considered to be impaired. If the carrying amount of the asset group exceeds the net cash flows, there is an indication of potential impairment and the second step of the LLA impairment test is performed to measure the impairment amount. The second step involves determining the fair value of the asset group. Fair value is determined using valuation techniques that are in accordance with U.S. GAAP, including the market approach, income approach and cost approach. If the carrying amount of the asset group exceeds its fair value, then the excess represents the maximum amount of potential impairment that will be allocated to the asset group, with the limitation that the carrying value of each asset cannot be reduced to a value lower than that of its fair value. The total impairment amount allocated is recognized as a non-cash impairment loss.

Goodwill

Goodwill

Goodwill is recorded as at the date of the business combination and represents the excess of the purchase price of acquired businesses over the fair value assigned to identifiable assets acquired and liabilities assumed. Goodwill is not amortized, but is tested for impairment annually or more frequently if events or changes in circumstances indicate the asset might be impaired.

The impairment test is carried out in two steps. In the first step, the carrying value of the reporting unit including goodwill is compared with its fair value. When the fair value of a reporting unit exceeds its carrying value, goodwill of the reporting unit is considered not to be impaired and the second step is unnecessary. The Company has one reporting unit.

In the event the fair value of the reporting unit, including goodwill, is less than the carrying value, the implied fair value of the reporting unit’s goodwill is compared with its carrying value to measure the amount of any impairment loss. When the carrying value of goodwill in the reporting unit exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess.

Patent Finance Obligation Policy Text Block

Patent Finance Obligations

Patent finance obligations have maturities beyond one year. Patent finance obligations, at inception, are recorded at their fair value using an estimated risk-adjusted discount rate and the carrying value is at amortized cost using the effective interest rate method.

Business Segment Information

Business Segment Information

The Company has one operating segment and one reportable segment; Intellectual Property. The Company generates the majority of its revenues in U.S. dollars from several geographic regions; however it has allocated its revenues to the location in which the license originated. Substantially all licenses and revenue are attributable to Canada, as are long-lived assets.

Adoption of accounting pronouncements

Adoption of accounting pronouncements

In May 2014, the Financial Accounting Standards Board issued ASU 2014-9, "Revenue from Contracts with Customers". The amendments in this Update create Topic 606, Revenue from Contracts with Customers, and supersede the revenue recognition requirements in Topic 605, Revenue Recognition, including most industry-specific revenue recognition guidance throughout the Industry Topics of the Codification. In addition, the amendments supersede the cost guidance in Subtopic 605-35, Revenue Recognition-Construction-Type and Production-Type Contracts, and create new Subtopic 340-40, Other Assets and Deferred Costs-Contracts with Customers. In August 2015, the Financial Accounting Standards Board issued ASU No. 2015-14, "Revenue from Contracts with Customers" which reflects decisions reached by the Financial Accounting Standards Board at its meeting earlier in the year to defer the effective date to fiscal years beginning after December 15, 2017, with early adoption permitted. The Company is currently assessing the impact this amendment will have on the Company's consolidated financial statements.

In November 2015, the Financial Accounting Standards Board issued ASU 2015-17, "Balance Sheet Classification of Deferred Taxes". The amendments in this update eliminate the current requirement for companies to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. Instead, companies will be required to classify all deferred tax liabilities and assets as non-current. The guidance is effective for interim and annual periods beginning after December 15, 2016, with early adoption permitted. The guidance will not have an impact on the Company’s financial statements since deferred income taxes are already presented as long-term on the balance sheet.

Revenue Recognition

Revenue Recognition

The Company’s revenue consists principally of royalty revenue from licensing its own patent portfolio. The Company may also generate royalty revenue from licensing patent portfolios on behalf of its partners. The Company considers revenue to be earned when it has persuasive evidence of an arrangement, the obligation has been fulfilled in accordance with the terms of the licensing agreement, including delivery and acceptance, the amounts are fixed or determinable and collection is reasonably assured. The Company defers recognizing revenue until such time as all criteria are met. Determination of whether or not these criteria have been met may require the Company to make judgments, assumptions and estimates based upon current information and historical experience.

The Company’s royalty revenues consist of fixed fee and running royalty payments.

Royalties from running royalty arrangements can be based on either a percentage of sales or number of units sold for which the Company earns royalties at the time the licensees’ sales occur. The licensees are obligated to provide the Company with quarterly or semi-annual royalty reports and these reports are typically received subsequent to the period in which the licensees underlying sales occurred. The Company’s licensees do not, however, report and pay royalties owed for sales in any given reporting period until after the conclusion of that reporting period. As the Company is unable to estimate the licensees’ sales in any given reporting period to determine the royalties due to it, the Company recognizes running royalty revenues based on royalties reported by the licensees during the quarter and when other revenue recognition criteria are met. The Company monitors the receipt of royalty reports to ensure that there is not a disproportionate number of months of revenue in any given fiscal year.

Royalties from fixed fee royalty arrangements may consist of one or more installments of cash. The timing and amount of revenue recognized from each licensee depends upon a variety of factors, including the specific terms of each agreement and the nature of the deliverables and obligations. Where agreements include multiple elements, the Company assesses if the deliverables have standalone value upon delivery, and if so, accounts for each deliverable separately. When multiple-deliverables included in an arrangement are separated into different units of accounting, the arrangement consideration is allocated to the identified separate units based on a relative selling price hierarchy. WiLAN determines the relative selling price for a deliverable based on its best estimate of selling price (“BESP”). WiLAN determines BESP by considering its overall pricing objectives and market conditions. Significant pricing practices taken into consideration include discounting practices, the size and volume of transactions, the customer demographic, the geographic area covered by licenses, price lists, licensing strategy, historical standalone licenses and contracted royalty rates. The determination of BESP is made through consultation with and approval by management, taking into consideration the licensing strategy.

As part of the partnering agreements with third parties, the Company is able to recover certain out-of-pocket expenses and legal costs. These amounts are included in revenue in the years which the aforementioned revenue criteria is met and the amounts become reimbursable.

Revenue arrangements with extended payment terms, where fees are fixed in one or more installments of cash and which contain terms that could impact the amounts ultimately collected, are generally recognized as collection becomes assured.

Employee Stock Option [Member]
Stock-based Compensation

Stock-based Compensation

The Company has a share option plan (“Option Plan”) for certain employees, directors and consultants. The Company accounts for stock options using the fair value method. Compensation expense is measured at the estimated fair value of the options at the date of grant and charged to earnings on a straight-line basis over the vesting periods. The amount expensed is credited to additional paid-in capital in the period. Upon the exercise of stock options, cash received is credited to share capital together with any amount previously credited to additional paid-in capital related to the options exercised.

Deferred Stock Units (DSUs) [Member]
Stock-based Compensation

Deferred Stock Units (“DSUs”)

The Company has a DSU plan for certain employees and directors. The DSUs vest immediately and the Company has the right to settle the DSUs in either cash or by the issuance of common shares. The liability for outstanding units and related expense for the DSUs are adjusted to reflect the market value of the common shares at each balance sheet date.

Restricted Share Units (RSUs) [Member]
Stock-based Compensation

Restricted Share Units (“RSUs”)

The Company has a RSU plan for certain employees and directors. Under the RSU plan, units are settled in cash based on the market value of WiLAN’s common shares on dates the RSUs vest. The RSUs vest over a three-year period. The accrued liability and related expense for the RSUs are adjusted to reflect the market value of the common shares at each balance sheet date.